Share-Based Payments - Summary of Performance Rights (Details)			6 Months Ended	12 Months Ended
	Apr. 18, 2024	Apr. 05, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2022 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number | shares				16,287,972		4,631,721
Expense recognized | $			$ 5,354,429	$ 5,523,560		$ 5,621,959	$ 14,530,749
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number | shares				16,287,972
Expense recognized | $				$ 2,407,539
Performance Rights | Key Management Personnel | Rashda Buttar
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expiry date	Dec. 31, 2026	Dec. 31, 2025
Performance Rights | Key Management Personnel | Rashda Buttar | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Apr. 18, 2024
Number | shares				1,075,930
Vesting date				Dec. 31, 2026
Fair value | $ / shares					$ 0.89
Expiry date, term				Cessation of employment
Expense recognized | $				$ 210,918
Performance Rights | Key Management Personnel | Nick Liveris | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Apr. 18, 2024
Number | shares				1,398,709
Vesting date				Dec. 31, 2026
Fair value | $ / shares					0.89
Expiry date, term				Cessation of employment
Expense recognized | $				$ 0
Performance Rights | Key Management Personnel | Chris Burns | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Apr. 18, 2024
Number | shares				3,658,161
Vesting date				Dec. 31, 2026
Fair value | $ / shares					0.89
Expiry date, term				Cessation of employment
Expense recognized | $				$ 716,965
Performance Rights | Key Management Personnel | Robert Long
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expiry date	Dec. 31, 2026
Performance Rights | Key Management Personnel | Robert Long | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Oct. 08, 2024
Number | shares				1,144,130
Vesting date				Dec. 31, 2026
Fair value | $ / shares					0.7
Expiry date, term				Cessation of employment
Expense recognized | $				$ 74,794
Performance Rights | Key Management Personnel | Darcy MacDougald
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expiry date	Dec. 31, 2026
Performance Rights | Key Management Personnel | Darcy MacDougald | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Apr. 18, 2024
Number | shares				1,075,930
Vesting date				Dec. 31, 2026
Fair value | $ / shares					0.89
Expiry date, term				Cessation of employment
Expense recognized | $				$ 210,872
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jan. 31, 2024
Number | shares				5,523,634
Vesting date, tranche one				Jan. 05, 2025
Vesting date, tranche two				Jan. 05, 2026
Vesting date, tranche three				Jan. 05, 2027
Vesting date, tranche four				Jan. 05, 2028
Fair value | $ / shares					0.57
Expiry date, tranche one				Cessation of employment
Expiry date, tranche two				Cessation of employment
Expiry date, tranche three				Cessation of employment
Expiry date, tranche four				Cessation of employment
Expense recognized | $				$ 824,722
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Feb. 16, 2024
Number | shares				722,884
Vesting date, tranche one				Jan. 05, 2025
Vesting date, tranche two				Jan. 05, 2026
Vesting date, tranche three				Jan. 05, 2027
Vesting date, tranche four				Jan. 05, 2028
Fair value | $ / shares					0.84
Expiry date, tranche one				Cessation of employment
Expense recognized | $				$ 172,554
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Feb. 21, 2024
Number | shares				172,400
Fair value | $ / shares					0.8
Expiry date, term				Cessation of employment
Expense recognized | $				$ 43,841
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Mar. 11, 2024
Number | shares				96,014
Fair value | $ / shares					1.01
Expiry date, term				Cessation of employment
Expense recognized | $				$ 0
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Mar. 25, 2024
Number | shares				96,014
Fair value | $ / shares					0.87
Expiry date, term				Cessation of employment
Expense recognized | $				$ 22,195
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Apr. 05, 2024
Number | shares				17,195
Fair value | $ / shares					1.01
Expiry date, term				Cessation of employment
Expense recognized | $				$ 7,189
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Apr. 08, 2024
Number | shares				80,612
Vesting date, term				4 equal annual tranches commencing on the anniversary of employment
Fair value | $ / shares					0.87
Expiry date, term				Cessation of employment
Expense recognized | $				$ 17,610
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Apr. 15, 2024
Number | shares				181,376
Fair value | $ / shares					0.83
Expiry date, term				Cessation of employment
Expense recognized | $				$ 37,030
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Apr. 29, 2024
Number | shares				82,425
Fair value | $ / shares					0.72
Expiry date, term				Cessation of employment
Expense recognized | $				$ 13,818
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				May 27, 2024
Number | shares				58,423
Fair value | $ / shares					0.69
Expiry date, term				Cessation of employment
Expense recognized | $				$ 8,265
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Aug. 23, 2024
Number | shares				171,834
Fair value | $ / shares					0.61
Expiry date, term				Cessation of employment
Expense recognized | $				$ 14,096
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Oct. 16, 2024
Number | shares				93,328
Fair value | $ / shares					0.81
Expiry date, term				Cessation of employmen
Expense recognized | $				$ 6,626
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Oct. 22, 2024
Number | shares				382,022
Fair value | $ / shares					0.84
Expiry date, term				Cessation of employment
Expense recognized | $				$ 19,097
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Nov. 12, 2024
Number | shares				45,822
Fair value | $ / shares					0.84
Expiry date, term				Cessation of employment
Expense recognized | $				$ 2,425
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Dec. 02, 2024
Number | shares				211,129
Fair value | $ / shares					$ 0.72
Expiry date, term				Cessation of employment
Expense recognized | $				$ 4,522